Supplement to the
Fidelity® Advisor Floating Rate High Income Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AFRI-04-01 October 30, 2004
1.746477.112

Supplement to the
Fidelity® Advisor
Government
Investment Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces the similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AGOVI-04-01 October 30, 2004
1.756223.105

Supplement to the
Fidelity® Advisor High Income Advantage
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

HYI-04-01 October 30, 2004
1.742523.107

Supplement to the
Fidelity® Advisor
High Income Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AHII-04-01 October 30, 2004
1.754057.108

Supplement to the
Fidelity® Advisor Intermediate Bond Fund
Institutional Class December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

LTBI-04-01 October 30, 2004
1.756203.105

Supplement to the
Fidelity® Advisor Mid Cap II Fund
Institutional Class
August 10, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 8.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AMPI-04-01 October 30, 2004
1.806138.100

Supplement to the
Fidelity® Advisor Mortgage Securities Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AMORI-04-01 October 30, 2004
1.756216.106

Supplement to the
Fidelity® Advisor Municipal Income Fund
Institutional Class
December 30, 2003 Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

HIMI-04-01 October 30, 2004
1.756206.106

Supplement to the Fidelity® Advisor Short Fixed-Income Fund
Institutional Class
December 30, 2003 Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

SFII-04-01 October 30, 2004
1.736488.106

Supplement to the
Fidelity® Advisor
Strategic Income Fund
Institutional Class
February 28, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

SII-04-01 October 30, 2004
1.743368.107

Supplement to the
Fidelity® Advisor
Value Fund
Institutional Class
December 21, 2003
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 8.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

FAVI-04-01 October 30, 2004
1.806143.100